Earnings Per Common Share - Earnings Per Share Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net (loss) income	$ (67,402)	$ 56,876
Common shares outstanding and common stock equivalents:
Weighted-average shares outstanding - basic (in shares)	36,606,000	38,811,000
Effect of dilutive securities (in shares)	0	16,000
Weighted-average shares outstanding - diluted (in shares)	36,606,000	38,827,000
(Loss) income per share:
Basic (in dollars per share)	$ (1.84)	$ 1.47
Diluted (in dollars per share)	$ (1.84)	$ 1.46